Note 16 - Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized loss on Available-for-sale Securities	Total
Balance as of December 31, 2021	$-	$-
Other comprehensive loss	84	84
Balance as of June 30, 2022	$84	$84